Tax - Summary of Deferred Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax reconciliation [line items]
Beginning balance	$ 18	$ (52)
Group income statement	47	54
Group statement of comprehensive income	(11)	15
Group statement of changes in equity	2	(1)
Exchange and other adjustments	(2)	2
Ending balance	54	18
Deferred gains on loan notes [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(34)	(34)
Group income statement	0
Group statement of comprehensive income	0
Group statement of changes in equity	0
Exchange and other adjustments	0
Ending balance	(34)	(34)
Associates [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(57)	(58)
Group income statement	2
Group statement of comprehensive income	0
Group statement of changes in equity	0
Exchange and other adjustments	0	1
Ending balance	(55)	(57)
Losses [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	61	27
Group income statement	21	28
Group statement of comprehensive income	4	6
Group statement of changes in equity	0
Exchange and other adjustments	(2)
Ending balance	84	61
Employee benefits [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	34	33
Group income statement	4
Group statement of comprehensive income	0	1
Group statement of changes in equity	2	(1)
Exchange and other adjustments	(1)	1
Ending balance	39	34
Deferred compensation [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	42	41
Group income statement	6	1
Group statement of comprehensive income	0
Group statement of changes in equity	0
Exchange and other adjustments	0
Ending balance	48	42
Other short-term temporary differences [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	20	33
Group income statement	(2)	(19)
Group statement of comprehensive income	(15)	8
Group statement of changes in equity	0
Exchange and other adjustments	4	(2)
Ending balance	7	20
Property, plant, equipment and software [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(95)	(119)
Group income statement	15	23
Group statement of comprehensive income	0
Group statement of changes in equity	0
Exchange and other adjustments	(1)	1
Ending balance	(81)	(95)
Other intangibles [member]
Disclosure of income tax reconciliation [line items]
Beginning balance	0	(14)
Group income statement	0	14
Group statement of comprehensive income	0
Group statement of changes in equity	0
Exchange and other adjustments	0
Ending balance	0	0
Application fees and contract costs [member]
Disclosure of income tax reconciliation [line items]
Group income statement	(2)
Application Fees [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance	42	43
Group income statement		(2)
Group statement of comprehensive income	0
Group statement of changes in equity	0
Exchange and other adjustments	0	1
Ending balance	40	42
Credit Losses [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance	22	12
Group income statement	(1)	10
Group statement of comprehensive income	0
Group statement of changes in equity	0
Exchange and other adjustments	(1)
Ending balance	20	22
Contract Costs [Member]
Disclosure of income tax reconciliation [line items]
Beginning balance	(17)	(16)
Group income statement	4	(1)
Group statement of comprehensive income	0
Group statement of changes in equity	0
Exchange and other adjustments	(1)
Ending balance	$ (14)	$ (17)